Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income other [abstract]
Maintenance, installation and sale of POS equipment		S/ 23,269	S/ 28,743	S/ 22,000
Gain on sale of property, furniture and equipment, Note 8(d)		12,879	15,300	11,780
Services rendered to third parties		8,223	7,512	7,611
Income from investments in associates		7,447	0	18,692
Income from ATM rentals		5,507	5,365	6,459
Other technical income from insurance operations		4,162	10,163	6,489
Gain from sale of written-off-loans		2,542	18,770	19,177
Gain from refunds and penalties		0	0	18,783
Fair value adjustment of the participation held by Interbank in Izipay, note 1(d)		0	0	222,513
Others		57,193	70,847	66,677
Total other income		121,222	156,700	400,181
Other expenses
Commissions from insurance activities		(38,780)	(42,400)	(90,168)
Provision for sundry risk		(29,290)	(4,138)	(12,661)
Administrative and tax penalties		(16,277)	(20,198)	(7,317)
Sundry technical insurance expenses		(14,414)	(10,066)	(11,048)
Expenses related to rental income		(12,607)	(5,814)	(7,521)
Provision for accounts receivable		(11,508)	(13,847)	(5,684)
Write-off of intangibles, Note 9(a)		(10,400)	(3,455)	(6,266)
Donations		(4,826)	(4,529)	(4,712)
Cost of sale of POS equipment		(1,154)	(12,819)	(27,366)
Others	[1]	(55,703)	(67,726)	(67,901)
Total other expenses		S/ (194,959)	S/ (184,992)	S/ (240,644)

[1]	During the years 2024, 2023 and 2022, corresponds mainly to expenses for operational write-offs, among other minor expenses.